EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2025
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

NOTE 9 – EMPLOYEE BENEFIT PLANS

The Company maintains a tax qualified noncontributory, defined benefit pension plan that provides benefits to substantially all its employees. Participants receive an annual cash balance benefit based on current annual compensation. Participants also receive an annual interest credit on the balance of their account.

Employees become vested upon completing three years of vesting service. For employees hired prior to 2010, an additional pension benefit is provided to eligible employees based on years of service, multiplied by a percentage of their final average pay. The Bank uses a December 31 measurement date.

Information about plan assets, obligations, pension costs, benefits paid and contributions follows (in thousands):

	2025	2024
Projected benefit obligation	$(17,335)	$(17,791)
Fair value of plan assets	22,014	22,171
Funded status of plan	$4,679	$4,380
Accumulated benefit obligation	$16,938	$17,416
Net periodic pension cost	$66	$216
Employer contributions	$—	$—
Settlement change	$(30)	$—
Benefits paid	$2,342	$1,160
Change in accumulated actuarial gains included in other comprehensive income (net of tax)	$246	$1,124

Amounts recognized in accumulated other comprehensive loss at December 31, 2025 and 2024, before applicable tax effects consist of (in thousands):

	2025	2024
Net gain	$752	$418
Prior service credit	—	—
Total	$752	$418

NOTE 9 – EMPLOYEE BENEFIT PLANS (Continued)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (in thousands):

	2025	2024
Net gain	$(364)	(1,535)
Settlement Change	31	—
Amortization of prior service credit	—	—
Amortization of net loss	—	—
Total amount recognized in other comprehensive income	$(333)	$(1,535)
Total amount recognized in net periodic pension income and other comprehensive income	$(298)	$(1,318)

Contributions

The Bank does not expect to make a contribution to the pension plan in 2026.

Estimated Future Payments

The following benefit payments, which reflect expected future service, are expected (in thousands):

2026	$1,316
2027	1,284
2028	1,362
2029	1,449
2030	1,456
Following five years	$7,099

Assumptions

Weighted - average assumptions used to determine pension benefit obligations at year - end:

	2025	2024
Discount rate	5.55%	5.69%
Rate of compensation increase	3.50	3.50

Weighted-average assumptions used to determine net periodic pension cost:

	2025	2024
Discount rate	5.69%	5.18%
Expected return on plan assets	5.50	5.50
Rate of compensation increase	3.50	3.50

Investment Policies

Prior to September 14, 2021, the BSNB Pension plan assets were maintained as a part of the New York State Bankers Retirement System (the “System”). Effective September 15, 2021, the BSNB Pension plan assets were transferred out of the System and in to the BSNB Wealth Management department. The BSNB Wealth Management department now maintains custody of the assets, and maintains the investment direction and strategy of the assets. Under the BSNB Wealth Management department, the primary objective of the plan investments will be to maximize total return while managing risk within an acceptable range. In all cases, the assets in the Plan should provide for sufficient liquidity to allow for a timely and uninterrupted payment of pension benefits to Plan participants and beneficiaries.

NOTE 9 – EMPLOYEE BENEFIT PLANS (Continued)

The following tables represents the target asset allocation and actual asset allocation, respectively, as of December 31, 2025 and 2024.

December 31, 2025
	Target	Actual
	Allocation	Allocation
Total Global Equity	—%	—%
Large cap equity	10‑40%	21.5%
Small cap equity	0‑20%	5.2%
Developed Markets	0‑20%	4.2%
Emerging Markets	0‑10%	2.6%
Total	10‑50%	33.5%
Treasury/Agency	0‑50%	25.4%
Mortgage Backed	0‑30%	14.4%
Corporate	0‑30%	10.4%
International	0‑15%	1.3%
High Yield	0‑15%	3.2%
Total Equity	50‑80%	54.7%
Total Cash	0‑15%	11.8%
Total Portfolio	100.00%	100.00%

December 31, 2024
	Target	Actual
	Allocation	Allocation
Total Global Equity	—%	—%
Large cap equity	10‑40%	20.8%
Small cap equity	0‑20%	4.7%
Developed Markets	0‑20%	3.3%
Emerging Markets	0‑10%	2.2%
Total	10‑50%	31.0%
Treasury/Agency	0‑50%	24.8%
Mortgage Backed	0‑30%	14.8%
Corporate	0‑30%	12.4%
High Yield	0‑15%	4.4%
International	0‑15%	1.7%
Total Equity	50‑80%	59.1%
Total Cash	0‑15%	10.9%
Total Portfolio	100.00%	100.00%

NOTE 9 – EMPLOYEE BENEFIT PLANS (Continued)

In accordance with ASC 820, the following tables (rounded to the nearest thousands) represent the Plan’s fair value hierarchy for its financial assets (instruments) measured at fair value on a recurring basis (in thousands):

	Level 1	Level 2	Level 3	Total
2025:
Cash equivalents:
Short-term investments	$1,263	$—	$—	$1,263
Total cash equivalents	$1,263	—	—	$1,263

Equities:
Common Stock	$4,719	$—	$—	$4,719
Total fixed income securities	$4,719	$—	$—	$4,719

Fixed income securities:
US Government Agencies	$—	$7,194	$—	$7,194
Corporate Bonds	—	3,450	—	3,450
Mutual Funds	—	5,388	—	5,388
Total fixed income securities	—	16,032	—	16,032
Total plan investments	$5,982	$16,032	$—	$22,014

	Level 1	Level 2	Level 3	Total
2024:
Cash equivalents:
Short-term Investments	$1,386	$—	$—	$1,386
Total cash equivalents	1,386	—	—	1,386

Equities:
Common Stock	$3,150	$—	$—	$3,150
Exchange Traded Funds	—	3,673	—	3,673
Foreign Equity	—	85	—	85
Exchange Traded Funds – Foreign	—	1,419	—	1,419
Total equities	3,150	5,177	—	8,327

Fixed income securities:
US Government Agencies	$—	$741	$—	$741
UST Bonds & Notes	—	4,879	—	4,879
Corporate Bonds	—	3,428	—	3,428
GNMA	—	2,062	—	2,062
Mutual Funds	—	351	—	351
Bank Certificates of Deposit	—	1,017	—	1,017
Total fixed income securities	—	12,478	—	12,478
Total plan investments	$4,516	$20,805	$—	$22,171

The Bank also maintains a 401(k) Retirement Plan. All full-time employees who have at least 1,000 hours of credited service within each calendar year and have reached age 21 are eligible to participate in the plan by making contributions up to the maximum amount allowed by law. The Bank matches 50% of the employee contribution up to 7% of an employee’s salary. The Bank recorded an expense related to this plan of approximately $367 thousand and $501 thousand for the years ended December 31, 2025 and 2024 respectively.